INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal:
Current			$ 591,919
Deferred			(1,403,802)	$ (272,783)
Change in valuation allowance			1,043,802	$ 272,783
Income tax provision	$ 805,478	$ 1,225,175	$ 591,919